N-Q

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08824

Integrity Fund of Funds, Inc.

(Exact name of registrant as specified in charter)

1 Main Street North, Minot, ND	58703
(Address of principal offices)	(Zip code)

Brent Wheeler and/or Kevin Flagstad, PO Box 500, Minot, ND 58702

(Name and address of agent for service)

Registrant's telephone number, including area code: 701-852-5292

Date of fiscal year end: December 31

Date of reporting period: September 30, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. SCHEDULE OF INVESTMENTS

INTEGRITY FUND OF FUNDS, INC.
Schedule of Investments September 30, 2010
	Quantity	Fair Value
MUTUAL FUNDS (98.3%)

American Capital World Growth & Income Fund Class A	12,489	$426,745
Davis New York Venture Class A	14,008	439,980
Dodge & Cox Stock Fund Class N	3,202	311,092
Fairholme Fund Class N	24,102	789,584
Fidelity Contra Fund Class N	5,383	334,629
Fidelity Dividend Growth Fund Class N	14,022	348,155
American Growth Fund of America Class A	18,172	505,723
MFS Value Fund Class A	30,277	634,306
T. Rowe Price Dividend Growth Fund Class N	12,759	264,370
T. Rowe Price Equity Income Fund Class N	21,875	469,228
T. Rowe Price New Era Fund Class N	19,834	874,880
Sequoia Fund Class N	1,435	177,566
Templeton World Fund Class A	19,431	271,261
Templeton Growth Fund Class A	18,536	311,408
Vanguard Capital Opportunity Fund Class N	29,416	870,421
Yacktman Fund Class N	33,793	541,703

TOTAL MUTUAL FUNDS (COST: $8,411,121)		$7,571,051

SHORT-TERM SECURITIES (1.4%)	Shares
Wells Fargo Advantage Investment Money Market 0.172% (COST: $103,740)	103,740	$103,740

TOTAL INVESTMENTS IN SECURITIES (COST: $8,514,861) (99.7%)		$7,674,791
OTHER ASSETS LESS LIABILITIES (0.3%)		24,581

NET ASSETS (100.0%)		$7,699,372

NOTE: INVESTMENT IN SECURITIES
At September 30, 2010, the net unrealized appreciation (depreciation) based on the cost of investments for federal income tax purposes was as follows:

Investments at cost	$8,514,861
Unrealized appreciation	$322,241
Unrealized depreciation	$1,162,311
Net unrealized appreciation (depreciation)*	($840,070)

*Differences between financial reporting-basis and tax-basis unrealized appreciation/(depreciation) are due to differing treatment of wash sales and market discount.

NOTE: FAIR VALUE MEASUREMENTS

Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 inputs are based on significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments.) The following is a summary of the inputs used to value the Funds' investments as of September 30, 2010:

	Level 1	Level 2	Level 3	Total
Short Term Securities	$103,740	$0	$0	$103,740
Mutual Funds	7,571,051	0	0	7,571,051
Total	$7,674,791	$0	$0	$7,674,791

Item 2. CONTROLS AND PROCEDURES.

(a)

The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the "Report"). The registrant's principal executive officer and principal financial officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are adequately designed to ensure that material information relating to the registrant is made known to them by others, particularly during the period in which this report is being prepared, so that there is time to allow for decisions regarding required disclosure. Further, in their opinion, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively, to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the filing date.

(b)

There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. EXHIBITS.

(a)	(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 is filed and attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Integrity Fund of Funds, Inc.

By: /s/ Shannon D. Radke
Shannon D. Radke
President

November 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Shannon D. Radke
Shannon D. Radke
President

November 29, 2010

By: Adam Forthun
Adam Forthun
Treasurer

November 29, 2010